Related-Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 03, 2020	Jul. 28, 2020	Jan. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2014
Related-Party Transactions (Details) [Line Items]
Loan amount								$ 297,201	$ 297,201
Interest rate										3.09%
Revenue				$ 28,098,000	$ 7,718,000	$ 45,374,000	$ 16,408,000	$ 35,064,000	52,755,000
Aggregate of shares forfeiture over-allotment option (in Shares)								558,513
Insu acquisition corp. II [Member]
Related-Party Transactions (Details) [Line Items]
Founder shares transfer, description		the Company effectuated a 6,888.333-for-1 forward stock split of its Class B common stock and on September 2, 2020, the Company effected a stock dividend of 1.1391242 shares of Class B common stock for each share of its Class B common stock, resulting in an aggregate of 7,846,667 shares of Class B common stock being held by the Sponsor, or the Founder Shares. The 7,846,667 Founder Shares included an aggregate of up to 1,000,000 shares of Class B common stock which were subject to forfeiture by the Sponsor to the extent that the underwriters’ overallotment option was not exercised in full or in part, so that the Founder Shares would represent 25% of the Company’s aggregate Founder Shares, Placement Shares and issued and outstanding Public Shares after the Initial Public Offering
Investors [Member]
Related-Party Transactions (Details) [Line Items]
Revenue				1,000,000.0	$ 1,800,000	2,000,000.0	$ 2,500,000	$ 5,700,000	$ 800,000
Accounts receivable				$ 200,000		$ 200,000		0
Chief Executive Officer [Member]
Related-Party Transactions (Details) [Line Items]
Loan amount										$ 400,000
Interest rate										1.50%
Founder Shares [Member] | Insu acquisition corp. II [Member]
Related-Party Transactions (Details) [Line Items]
Founder shares issued (in Shares)			1,000
Aggregate purchase price			$ 25,000
Common Class B [Member]
Related-Party Transactions (Details) [Line Items]
Administrative expense	$ 20,000
Services fees								80,000
Business combination transaction cost								750,000
WorkingCapitalLoans								$ 1,500,000
Conversion price (in Dollars per share)								$ 1.00
Common Class B [Member] | Insu acquisition corp. II [Member]
Related-Party Transactions (Details) [Line Items]
Founder shares transfer, description								The Sponsor and the Company’s officers and directors, or the Insiders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) until (i) with respect to 20% of such shares, upon consummation of the Company’s initial Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Class A common stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and (v) with respect to 20% of such shares, when the closing price of the Class A common stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Common Class B [Member] | Over-Allotment Option [Member] | Insu acquisition corp. II [Member]
Related-Party Transactions (Details) [Line Items]
Aggregate of shares forfeiture over-allotment option (in Shares)		1,000,000